Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Expense Related to Share-Based Compensation Cost by Type of Program

A summary of the expense related to share-based compensation cost by type of program is as follows:

	Year Ended December 31,
(In millions)	2015	2014	2013
Restricted stock units expense	$10.2	$16.5	$10.6
Stock options expense	—	0.5	1.0

Before-tax share-based compensation expense	10.2	17.0	11.6
Income tax benefit	(3.3)	(6.0)	(3.9)

After-tax share-based compensation expense	$6.9	$11.0	$7.7

Summary of Stock Option Activity Under All Plans

A summary of stock option activity under all plans as of and for the year ended December 31, 2015 is as follows:

	Shares	Weighted Average Remaining Contractual Terms (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (In millions)
Outstanding on January 1, 2015	289,064		$116.40
Granted	—		—
Exercised	(17,324)		31.72
Expired	(3,129)		1,183.96

Outstanding on December 31, 2015	268,611	4.4 years	$109.42	$—

Vested as of December 31, 2015	268,611	4.4 years	$109.42	$—
Expected to vest as of December 31, 2015	—	0.0 years	$—	$—

Summary of Information about Stock Options Outstanding by Range of Exercise Prices

The following table summarizes information about stock options outstanding at December 31, 2015:

	Outstanding			Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price
$8.74 to $25.00	38,572	$21.25	3.2 years	38,572	$21.25
$25.01 to $41.50	173,989	33.87	5.6 years	173,989	33.87
$75.00 to $476.00	24,998	172.47	2.1 years	24,998	172.47
$476.01 to $1,334.50	31,052	591.52	0.8 years	31,052	591.52

$8.74 to $1,344.50	268,611	109.42	4.4 years	268,611	109.42

Summary of Restricted Stock Unit Activity Under All Plans

A summary of restricted stock unit activity under all plans as of and for the year ended December 31, 2015 is as follows:

	Shares	Weighted Average Remaining Contractual Terms (Years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value (In millions)
Outstanding on January 1, 2015	972,843		$41.30
Granted	519,852		36.15
Vested and released	(495,337)		37.43
Forfeited	(427,260)		42.40

Outstanding on December 31, 2015	570,098	1.2 Years	$40.55	$9.1

Vested or expected to vest as of December 31, 2015	596,048	1.2 Years	$41.01	$10.8
Expected to vest as of December 31, 2015	576,378	1.2 Years	$40.56	$8.9

Weighted Average Assumptions Used in Monte Carlo Simulation Model to Estimate Fair Value of PRSUs Granted

The weighted averages for the primary assumptions used in the Monte Carlo simulation model for the 2015 and 2014 grants are as follows:

	PRSU Grants
	Year Ended December 31,
	2015	2014
Assumptions:
Risk-free interest rate	1.01%	0.79%
Expected life	3.0 years	3.0 years
Expected volatility	37%	43%